Cost Of Sales	12 Months Ended
Dec. 31, 2024
TextBlock1 [Abstract]
Cost Of Sales
4 )	COST OF SALES
Represents the production cost of inventories at the moment of sale and includes depreciation, amortization and depletion of assets involved in production, expenses related to storage in production plants, freight expenses of raw material in plants and delivery expenses of Cemex’s ready-mix
concrete business.
The detail of the consolidated cost of sales by nature for the years 2024, 2023 and 2022 is as follows:

		2024	2023	2022
Raw materials and goods for resale	$	4,994	5,228	4,885
Payroll		1,798	1,711	1,452
Electricity, fuels and other services		1,457	1,593	1,439
Depreciation and amortization		1,023	985	894
Maintenance, repairs and supplies		959	918	770
Transportation costs		527	456	661
Other production costs and change in inventory		3	88	120

	$	10,761	10,979	10,221